Schedule of Net Revenue By Product Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 7,000,836	$ 16,797,366	$ 9,375,029
Oil [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	3,323,925	3,055,800	4,087,664
Gas [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 3,676,911	$ 13,741,566	$ 5,287,365